Income Taxes - Valuation Allowance (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 1,189.7	$ 1,232.3	$ 1,005.3
Balance at end of year	735.7	1,189.7	1,232.3
Included in income tax expense (benefit) [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance	(62.3)	11.0	235.3
Change in deferred assets in other comprehensive income [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance	8.5	(53.6)	(8.3)
Effect of tax rate changes [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Change in valuation allowance	$ (400.2)	$ 0.0	$ 0.0